NOTES PAYABLE AND OTHER DEBT (Convertible Notes Payable) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013
Debt Instrument [Line Items]
Convertible debt	$ 717,601		$ 1,203,126
Common stock, price per share						$ 0.39
Strike price of warrants						0.25
Discount related to warrants issued with convertible debt				415,751
Volatility	79.43%
Unamortized discount	327,399		21,874
Repayments of Notes Payable	964,050	183,398	240,162	151,052	717,277
Interest accrued in the period	26,532
Minimum [Member]
Debt Instrument [Line Items]
Strike price of warrants	0.14		0.15	0.15
Maximum [Member]
Debt Instrument [Line Items]
Strike price of warrants	0.24		0.60	0.28
Convertible Note $1,075,000 [Member]
Debt Instrument [Line Items]
Convertible debt			1,075,000
Convertible Debt Carrying Amount			1,053,126	917,995
Interest rate			10.00%
Aggregate number of warrants issued				767,857
Expected term				5 years
Risk-free discount rates, maximum				2.06%
Unamortized discount			21,874	157,005
Risk-free discount rate, minimum				1.95%
Debt instrument period				5 years
Convertible Note $275,000 [Member]
Debt Instrument [Line Items]
Convertible debt			275,000
Convertible Debt Carrying Amount				235,454
Common stock, price per share				$ 0.51
Aggregate number of warrants issued				196,429
Strike price of warrants				0.70
Discount related to warrants issued with convertible debt				58,988
Volatility				109.10%
Expected term				5 years
Unamortized discount				39,546
Risk-free discount rate, minimum				1.51%
Debt instrument period				2 years
Original issue discount on note payable				25,000
Convertible Note $150,000 [Member]
Debt Instrument [Line Items]
Convertible debt			150,000
Convertible Debt Carrying Amount			150,000	135,108
Interest rate				10.00%
Common stock, price per share				$ 0.51
Aggregate number of warrants issued				107,143
Strike price of warrants				0.50
Discount related to warrants issued with convertible debt				32,128
Volatility				108.52%
Expected term				5 years
Unamortized discount				14,892
Risk-free discount rate, minimum				1.74%
Debt instrument period				2 years
Convertible Note $550,000 [Member]
Debt Instrument [Line Items]
Convertible debt			550,000
Convertible Debt Carrying Amount				448,181
Aggregate number of warrants issued				392,857
Strike price of warrants				0.70
Volatility				105.08%
Expected term				5 years
Unamortized discount				101,819
Risk-free discount rate, minimum				1.97%
Original issue discount on note payable				50,000
Fair value of warrants				145,492
Convertible Note $750,000 [Member]
Debt Instrument [Line Items]
Convertible debt	750,000
Convertible Debt Carrying Amount	477,296
Interest rate	8.50%
Common stock, price per share	$ 0.381
Aggregate number of warrants issued	984,375
Strike price of warrants	0.381
Discount related to warrants issued with convertible debt	391,771
Volatility	92.82%
Expected term	5 years
Risk-free discount rates, maximum	0.86%
Unamortized discount	272,704
Debt instrument period	5 years
Interest accrued in the period	38,958
Convertible Note $1,195,000 [Member]
Debt Instrument [Line Items]
Convertible debt	1,195,000
Convertible Debt Carrying Amount	240,305		1,203,126
Interest rate	10.00%
Common stock, price per share	$ 0.70
Aggregate number of warrants issued	875,000
Strike price of warrants	0.70
Discount related to warrants issued with convertible debt	302,387
Expected term	5 years
Risk-free discount rates, maximum	2.06%
Risk-free discount rate, minimum	1.74%
Debt instrument period	5 years
Repayments of Notes Payable	1,100,000
Convertible Note $1,195,000 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Volatility	100.73%
Convertible Note $1,195,000 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Volatility	112.55%
Convertible Note $295,000 [Member]
Debt Instrument [Line Items]
Convertible debt	295,000
Common stock, price per share	$ 0.42
Aggregate number of warrants issued	368,467
Strike price of warrants	0.42
Discount related to warrants issued with convertible debt	111,738
Debt instrument period	5 years
Original issue discount on note payable	54,695
Interest accrued in the period	80,533
Convertible Notes Issued [Member]
Debt Instrument [Line Items]
Interest rate				10.00%
Strike price of warrants				0.70
Fair value of warrants				270,259
Convertible Notes Issued [Member] | Minimum [Member]
Debt Instrument [Line Items]
Volatility				100.73%
Convertible Notes Issued [Member] | Maximum [Member]
Debt Instrument [Line Items]
Volatility				112.55%
Equipment Note 1 [Member]
Debt Instrument [Line Items]
Interest rate				6.75%
Debt instrument period				60 months
Equipment Note 2 [Member]
Debt Instrument [Line Items]
Interest rate				9.00%
Debt instrument period				60 months
Repayments of Notes Payable				$ 24,949